Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2024
Entity Central Index Key	0000910606
Entity Registrant Name	REGENCY CENTERS CORPORATION
Amendment Flag	false